Leasing Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Future Minimum Rentals
2013	$ 26,950,000
2014	26,211,000
2015	23,924,000
2016	21,983,000
2017	19,263,000
Thereafter	91,874,000
Total	210,205,000	[1]
Credit risk exposure relating to leasing arrangements	0
Percentage rent	$ 300,000		$ 300,000	$ 500,000

[1]	Due to the sale of Metropolitan Midtown on February 1, 2013 (see Note 22 - "Subsequent Events"), all associated retail and office operating leases have been excluded.